Income and Expenses - Schedule of Finance Income (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Total finance income	SFr 1,429	SFr 126	SFr 21